UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2008

Date of reporting period: 07/01/2007 - 06/30/2008

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

BROOKDALE SENIOR LIVING INC.

Ticker:       BKD            Security ID:  112463104
Meeting Date: JUN 5, 2008    Meeting Type: Annual
Record Date:  APR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Wesley R. Edens            For       Withhold   Management
1.2   Elect Director Frank M. Bumstead          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Qualified Employee Stock Purchase For       Against    Management
      Plan

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EAGLE BULK SHIPPING INC

Ticker:       EGLE           Security ID:  Y2187A101
Meeting Date: MAY 22, 2008   Meeting Type: Annual
Record Date:  MAR 26, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Douglas P. Haensel        For       For        Management
1.2   Elect  Director Alexis P. Zoullas         For       For        Management
2     THE BOARD HAS SELECTED THE FIRM OF ERNST  For       For        Management
      & YOUNG LLP AS THE COMPANY S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM TO
      AUDIT THE FINANCIAL STATEMENTS OF EAGLE
      BULK SHIPPING INC. FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2008.

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KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

Ticker:       KYE            Security ID:  48660P104
Meeting Date: JUN 17, 2008   Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Gerald I. Isenberg         For       For        Management
2     Authorize Company to Sell Shares Below    For       For        Management
      Net Asset Value

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VAN KAMPEN SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  920961109
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  APR 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee David C. Arch              For       For        Management
1.2   Elect  Trustee Jerry D. Choate            For       For        Management
1.3   Elect  Trustee Howard J. Kerr             For       For        Management
1.4   Elect  Trustee Suzanne H. Woolsey         For       For        Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/25/2008